Prepayments and other current assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepayments and other current assets
Schedule of prepayments and other current assets

	March 31,	December 31,
	2023	2022
Prepaid Insurance	$1,396,168	$1,894,385
Other Prepaid Expenses	634,462	650,147
Total	$2,030,630	$2,544,532

	December 31,	December 31,
	2022	2021
Prepaid Insurance	$1,894,385	$838,612
Other Prepaid Expenses	650,147	721,501
Total	$2,544,532	$1,560,113